OPERATING DATA - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Finished products	$ 3,403	$ 5,821
Production in process	3,305	4,165
Raw materials	3,839	5,101
Manufacturing supplies, spare parts and other	1,781	2,209
Total	12,328	17,296
Spare parts	1,400	1,600
Manufacturing and other	$ 400	$ 600